Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
BNY Mellon International Stock Index Fund - Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 15,852	$ 13,065	$ 11,394	$ 14,866	$ 11,160	$ 12,001	$ 10,832	$ 11,685	$ 9,522	$ 9,854	$ 10,000
BNY Mellon International Stock Index Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 16,188	13,308	11,576	15,068	11,280	12,101	10,896	11,724	9,528	9,854	10,000
BNY Mellon S&P 500 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name	BNY Mellon S&P 500 Index Fund
Account Value	$ 32,296	23,514	21,455	25,251	17,755	16,270	14,303	13,388	10,882	10,469	10,000
BNY Mellon Smallcap Stock Index Fund - Investor Shares
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 22,615	17,460	19,004	21,668	13,695	14,888	14,478	13,780	10,841	10,254	10,000
BNY Mellon Smallcap Stock Index Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 23,082	17,777	19,302	21,954	13,839	15,009	14,560	13,819	10,849	10,254	10,000
MSCI EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® Index
Account Value	$ 16,714	13,592	11,881	15,430	11,500	12,347	11,119	11,937	9,670	9,993	10,000
S&P 1500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500® Index
Account Value	$ 33,085	24,053	22,065	25,768	17,938	16,523	14,538	13,604	10,992	10,500	10,000
S&P SmallCap 600® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600® Index
Account Value	$ 23,686	$ 18,222	$ 19,731	$ 22,373	$ 14,077	$ 15,254	$ 14,776	$ 13,992	$ 10,938	$ 10,285	$ 10,000